Financial expenses	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Financial expenses	Financial expenses
The following table sets forth the components of our financial expenses for the years ended December 31, 2022, 2021 and 2020:

	For the year ended December 31,
In thousands of U.S. dollars	2022	2021	2020
Interest expense on debt, net of capitalized interest (1)	$137,123	$115,983	$132,423
Accretion of convertible notes (as described in Note 12)	12,718	13,265	8,413
Amortization of deferred financing fees	6,385	7,570	6,657
Loss on extinguishment of debt and write-off of deferred financing fees (2)	11,463	3,604	4,056
Accretion of premiums and discounts on debt (3)	2,106	3,682	3,422
Total financial expenses	$169,795	$144,104	$154,971
 (1)    The increase in interest expense, net of capitalized interest during the year ended December 31, 2022 is primarily attributable to higher average LIBOR rates compared to the year ended December 31, 2021. As a result of the easing of COVID-19 restrictions, the related economic recovery and corresponding inflationary pressures, LIBOR rates increased significantly throughout 2022. The increases in LIBOR rates were partially offset by the overall reductions in the our indebtedness arising from the sales of 18 vessels (and repayments of the related debt or lease financing obligations) along with the exercise of purchase options on 22 lease financed vessels, the maturity of the Convertible Notes Due 2022 in May 2022, and the conversion of the Convertible Notes Due 2025 in December 2022. The combination resulted in higher interest expense for the year ended December 31, 2022 compared to December 31, 2021 despite the decrease in the average carrying value of our debt to $2.69 billion during the year ended December 31, 2022 compared to $3.14 billion for the year ended December 31, 2021.
The decrease in interest expense during the year ended December 31, 2021 is primarily attributable to lower LIBOR rates. As a result of the COVID-19 pandemic, LIBOR rates decreased significantly during the year ended December 31, 2020. Given the timing of when interest rates are fixed on our variable rate borrowings, this increase primarily impacted our interest expense in the second half of that year and throughout 2021. The average carrying value of our debt was relatively unchanged at $3.14 billion compared to $3.13 billion for the years ended December 31, 2021 and 2020, respectively.
Interest payable during those periods was offset by interest capitalized of $0.2 million, $0.2 million and $1.4 million, during the years ended December 31, 2022, 2021, and 2020 respectively.
(2)     The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2022 include (i) $6.6 million of write-offs of deferred financing fees related to the repayments of debt for the 18 vessels sold during the year along with the notifications to exercise purchase options on certain lease financed vessels during the year, (ii) $4.9 million in costs related to the extinguishment of debt, (iii) $0.9 million of write-offs of the discounts related to the payment of indebtedness on certain vessels sold and to the notifications to exercise purchase options on certain vessels, and (iv) a gain of $0.9 million related to the adjustment of the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options.
The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2021 include (i) $3.0 million of write-offs of deferred financing fees related to the refinancing of existing indebtedness on certain vessels and (ii) $0.6 million of write-offs of the premium and discounts related to the refinancing of existing indebtedness on certain vessels.
The loss on extinguishment of debt and write-off of deferred financing fees during the year ended December 31, 2020 include write-offs of deferred financing fees of (i) $2.7 million related to the refinancing of existing indebtedness on certain vessels, (ii) $2.0 million of cash prepayment fees, primarily from CSSC Lease Financing (as described in Note 12), offset by (iii) $0.7 million of the premium and discounts related to the refinancing of existing indebtedness on certain vessels.
(3) The accretion of premiums and discounts primarily represents the accretion or amortization of the fair value adjustments relating to the indebtedness assumed as part of the 2017 acquisition of Navig8 Product Tankers Inc.